Income Taxes - Summary of Deferred Income Taxes Provided on Temporary Differences (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax depreciation in excess of book depreciation	$ 32	$ 62
Book amortization (in excess of) less than tax amortization	(1)	10
Liabilities currently not deductible for tax		(9)
Net tax losses benefited	(9)	(18)
Change in valuation allowance on deferred tax assets	(52)	(2)
Tax on undistributed foreign earnings	34	8
US tax reform	16	(61)
Others	8	4
Deferred income tax, Total	$ 28	$ (6)